Consolidated Statements of Stockholders’ Equity (Deficit)/Members’ Equity - USD ($) $ in Thousands	Members’ equity	Accumulated other comprehensive loss	Accumulated deficit	Shareholder’s equity	Preferred Stock Series A	Common Stock Class A	Common Stock Class B	Additional paid-in capital	Non- Controlling Interest	Units	Members’ capital	Total
Balance at Dec. 31, 2021	$ 35,992	$ (1,261)	$ (6,719)	$ 28,012								$ 28,012
Units issued	38,209			38,209								38,209
Units issued, debt to equity conversion	20,000			20,000								20,000
Net Income (Loss)			(17,428)	(17,428)								(17,428)
Foreign currency translation gain		(429)		(429)								(429)
Balance at Dec. 31, 2022	94,201	(1,690)	(24,147)	68,364						$ 54,483,789	$ 94,201	68,364
Net Income (Loss)			(9,850)	(9,850)								(9,850)
Foreign currency translation gain		283		283								283
Balance at Mar. 31, 2023		(1,407)	(33,997)	58,797						54,483,789	94,201
Balance at Dec. 31, 2022	94,201	(1,690)	(24,147)	68,364						$ 54,483,789	$ 94,201	68,364
Units issued	1,791			1,791								1,791
Units issued, debt to equity conversion	7,275			7,275								7,275
Reclass of Members’ equity	(103,267)							103,267
Establishment of NCI		1,514	18,072	(72,927)				(92,513)	72,927
Preferred Stock, Series A issued, debt to equity conversion				495				495	4,255			4,750
Preferred Stock, Series A issued, debt to equity conversion (in Shares)					475,000
New classes of equity – par value						$ 1	$ 5	(6)
New classes of equity – par value (in Shares)					181,415	6,048,519	52,034,117
Warrants				(369)				(369)	(3,176)			(3,545)
Earnouts			(14,915)	(14,915)					(128,313)			(143,228)
Recapitalization on Merger with FAST II		(176)	(20,990)	(10,286)		$ 1	$ 5	10,874	(54,307)			(64,593)
Recapitalization on Merger with FAST II (in Shares)					656,415	6,048,519	52,034,117
Conversion of Preferred Shares to Common Shares, Class A
Conversion of Preferred Shares to Common Shares, Class A (in Shares)					(656,415)	596,671
Conversion of Warrants to Common Shares				817				817	5,992			6,809
Conversion of Warrants to Common Shares (in Shares)						1,226,453
Stock compensation expense				8				8	60			68
Net Income (Loss)			(47,604)	(47,604)					(383,326)			(430,930)
Foreign currency translation gain		(40)		(40)					(308)			(348)
Balance at Dec. 31, 2023		(216)	(68,594)	(57,105)		$ 1	$ 5	11,699	(431,889)			(488,994)
Balance (in Shares) at Dec. 31, 2023						7,871,643	52,034,117
Conversion of Warrants to Common Shares				(7,137)				(7,137)	7,230			93
Conversion of Warrants to Common Shares (in Shares)						7,605
Conversion of Class B Common Stock to Class A Common Stock				(14,733)				(14,733)	14,733
Conversion of Class B Common Stock to Class A Common Stock (in Shares)						2,000,000	(2,000,000)
Stock compensation expense				85				85	482			567
Net Income (Loss)			17,169	17,169					96,855			114,024
Foreign currency translation gain		1		1					3			4
Balance at Mar. 31, 2024		$ (215)	$ (51,425)	$ (61,720)		$ 1	$ 5	$ (10,086)	$ (312,586)			$ (374,306)
Balance (in Shares) at Mar. 31, 2024						9,879,248	50,034,117